Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Debentures [Abstract]
Schedule of convertible debentures
	2020	2019	2018
Balance, Beginning of Period	$5,097,010	$2,866,983	$2,834,052
Interest and accretion expense	1,744,119	693,712	643,961
Interest paid or accrued	(831,203)	(364,006)	(372,973)
Rollover to the 10% convertible debenture	(186,359)	-	-
Issuance of the 10% convertible debenture	1,177,786	-	-
Repayment of 10.5% convertible debenture	(921,641)	-	-
Convert $75,000 debentures into share capital	(40,980)	-	-
Rollover of the 12% convertible debenture	-	(2,287,452)	-
Issuance of the 12% convertible debenture	-	4,049,349	-
Foreign exchange adjustment	122,037	138,424	(238,057)
	$6,160,769	$5,097,010	$2,866,983
Due within one year	(6,160,769)	(1,047,661)	-
Balance, End of Year	-	$4,049,349	$2,866,983